Cash Flow Information - Summary of Cash Used in Operations (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Disclosure Of Cash Flow Information [Abstract]
Loss before income tax	¥ (400,544)	$ (59,681)	¥ (942,481)
Adjustments for:
Finance income - net	(1,236)	(184)	(158)
Investment income from investments at fair value through profit and loss and wealth management products	(526)		(138)
Amortization of intangible assets	31		15
Depreciation of property, plant and equipment	2,309		1,044
Depreciation of rights-of-use assets	918		373
Share-based compensation expenses	27,894		19,423
Net foreign exchange differences	(7,762)		741
Fair value changes of financial instruments with preferred rights			674,269
Loss on disposal of property, plant and equipment	4		153
Changes in working capital
Other receivables and prepayments	(1,541)		(42,522)
Other non-current assets	13,200		(3,059)
Other payables and accruals	2,807		(1,628)
Trade payables	21,783		41,032
Net cash used in operations	¥ (342,663)	$ (51,057)	¥ (252,936)